PUBLIC OFFERING	10 Months Ended
Dec. 31, 2020
Novus Capital Corp [Member]
PUBLIC OFFERING

NOTE 4 — PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 10,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of common stock and one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 8).